7. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes
Current and deferred income tax tables
	2017	2016*	2015*
Current tax
In respect of the current year	$166,252	$34,261	$183,005
In respect of the prior year	(14,227)	6,663	(12,664)
Others fiscal unit **	6,614	1,443	(148,834)
	158,639	42,367	21,507

Deferred tax (see note 8 — Deferred Taxes)
In respect of the current year	15,867	(130,306)	122,386
	15,867	(130,306)	122,386
Total income tax expense/(benefit) recognized in the current year relating to continuing operations	$174,506	$(87,939)	$143,893

Reconciliation of income tax expense
	2017	2016*	2015*
Profit/(loss) before tax from continuing operations	$(2,758,561)	$(427,636)	$(5,969,746)

Income tax expense/(benefit) calculated at 27.9%, 31.4% and 31.4% for the year ended December 31, 2017, 2016 and 2015 respectively	$(769,639)	$(134,278)	$(1,874,501)
Effect of (income)/expenses that are exempt from taxation	–	9,795	965,868
Effect of expenses that are not deductible in determining taxable profit	235,350	180,042	460,519
Effect of unused tax losses and tax offsets not recognized as deferred tax assets	746,964	136,125	836,295
Effect of previously unrecognized and unused tax losses and deductible temporary differences now recognized as deferred tax assets	(28,760)	(34,200)	(34,904)
Effect of new tax rule in fiscal unit **	6,614	(48,284)	(148,834)
Effect of prior year taxes	(14,227)	6,663	(12,664)
Effect of future change of fiscal aliquota*** on deferred taxes (previous years)	–	(261,115)	–
Effect of future change of fiscal aliquota on deferred taxes (generated in 2016)	–	18,258	–
Others	(1,796)	39,054	(47,886)
Income tax expense/(benefit) recognized in profit or loss relating to continuing operations (current & deferred)	$174,506	$(87,939)	$143,893